Insurance Contract Liabilities and Reinsurance Assets - Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 285,729	$ 274,246
Total reinsurance ceded	(42,925)	(30,359)
Total, gross of reinsurance ceded	328,654	304,605	$ 297,505
Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Total, gross of reinsurance ceded	12,968	11,155	$ 10,815
Gross insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	285,729	274,246
Total reinsurance ceded	42,925	30,359
Total, gross of reinsurance ceded	328,654	304,605
Gross insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(168)	(46)
Total reinsurance ceded	100	172
Total, gross of reinsurance ceded	(68)	126
Gross insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	76,127	62,243
Total reinsurance ceded	1,332	911
Total, gross of reinsurance ceded	77,459	63,154
Gross insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	76,628	76,198
Total reinsurance ceded	(202)	(676)
Total, gross of reinsurance ceded	76,426	75,522
Gross insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	133,142	135,851
Total reinsurance ceded	41,695	29,952
Total, gross of reinsurance ceded	174,837	165,803
Gross insurance contract liabilities [Member] | Individual insurance participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	57,886	52,438
Total reinsurance ceded	11,596	11,492
Total, gross of reinsurance ceded	69,482	63,930
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	38,470	32,737
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	10,743	11,132
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	8,673	8,569
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	127,035	113,880
Total reinsurance ceded	12,303	11,238
Total, gross of reinsurance ceded	139,338	125,118
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(601)	(515)
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	29,547	22,705
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	34,677	34,091
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	63,412	57,599
Gross insurance contract liabilities [Member] | Annuities and pensions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	39,572	49,716
Total reinsurance ceded	17,927	6,539
Total, gross of reinsurance ceded	57,499	56,255
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	46	48
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	5,062	4,366
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	18,339	19,141
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	16,125	26,161
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	61,236	58,212
Total reinsurance ceded	1,099	1,090
Total, gross of reinsurance ceded	62,335	59,302
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	387	421
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	3,048	2,435
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	12,869	11,834
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 44,932	$ 43,522